Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Before Income Taxes
Income Before Income Taxes

(Millions)	2012	2011	2010
United States	$2,902	$2,516	$2,778
International	3,449	3,515	2,977
Total	$6,351	$6,031	$5,755

Provision for Income Taxes
Provision for Income Taxes

(Millions)	2012	2011	2010
Currently payable
Federal	$743	$431	$837
State	75	51	73
International	918	861	796
Deferred
Federal	(3)	181	55
State	10	12	43
International	97	138	(212)
Total	$1,840	$1,674	$1,592

Components of Deferred Tax Assets and Liabilities
Components of Deferred Tax Assets and Liabilities

(Millions)	2012	2011
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$115	$96
Product and other claims	161	155
Miscellaneous accruals	137	133
Pension costs	969	1,183
Stock-based compensation	415	483
Net operating/capital loss carryforwards	304	392
Foreign tax credits	285	286
Inventory	189	174
Other - net	18	―
Gross deferred tax assets	2,593	2,902
Valuation allowance	(29)	(82)
Total deferred tax assets	$2,564	$2,820

Deferred tax liabilities:
Product and other insurance receivables	$(60)	$(63)
Accelerated depreciation	(858)	(745)
Intangible amortization	(808)	(799)
Other	―	(84)
Total deferred tax liabilities	$(1,726)	$(1,691)

Net deferred tax assets	$838	$1,129

Reconciliation of Effective Income Tax Rate
Reconciliation of Effective Income Tax Rate

	2012	2011	2010
Statutory U.S. tax rate	35.0%	35.0%	35.0%
State income taxes - net of federal benefit	0.9	0.7	1.2
International income taxes - net	(4.2)	(4.6)	(7.1)
U.S. research and development credit	―	(0.5)	(0.2)
Reserves for tax contingencies	(1.9)	(1.2)	(0.5)
Medicare Modernization Act, one-time charge	―	―	1.5
Domestic Manufacturer's deduction	(1.2)	(1.5)	(1.4)
All other - net	0.4	(0.1)	(0.8)
Effective worldwide tax rate	29.0%	27.8%	27.7%

Reconciliation of Federal, State and Foreign Tax Gross Unrecognized Tax Benefits
Federal, State and Foreign Tax

(Millions)	2012	2011	2010
Gross UTB Balance at January 1	$594	$622	$618

Additions based on tax positions related to the current year	80	92	128
Additions for tax positions of prior years	114	69	142
Reductions for tax positions of prior years	(120)	(123)	(161)
Settlements	(50)	9	(51)
Reductions due to lapse of applicable statute of limitations	(90)	(75)	(54)

Gross UTB Balance at December 31	$528	$594	$622

Net UTB impacting the effective tax rate at December 31	$185	$295	$394